UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of parent company condensed statements of cashflows (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	¥ (4,345,377)	$ (606,591)	¥ 5,219,126
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized foreign exchange loss (gain)	(678,405)	(94,702)	139,594
Changes in operating assets and liabilities:
Prepayment and other current assets	(2,400,416)	(335,085)	(912,207)
Other payables	(391,533)	(54,656)	(521,571)
Payroll payables	362,508	50,604	262,274
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(5,133,238)	(716,572)	3,756,665
CASH FLOWS FROM FINANCING ACTIVITIES:
Net repayment from related parties	4,392,047	613,106	7,300
Deferred costs related to IPO	(1,487,976)	(207,713)	(10,515,293)
NET CASH PROVIDED BY FINANCING ACTIVITIES	9,644,071	1,346,260	51,664,287
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,983,907	556,132	55,554,655
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(38)	(5)	135,753
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3,918,146	546,952	7,081,937
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	7,902,053	1,103,084	62,636,592
Parent company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	(4,481,440)	(625,585)	5,173,547
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain (loss) of subsidiaries	967,999	135,127	(5,487,453)
Unrealized foreign exchange loss (gain)	(678,443)	(94,707)	400,122
Changes in operating assets and liabilities:
Prepayment and other current assets	170,185	23,757	(210,749)
Other payables	892,751	124,624	498,646
Payroll payables	220,721	30,811	260,448
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(2,908,227)	(405,973)	634,561
CASH FLOWS FROM FINANCING ACTIVITIES:
Net repayment from related parties	4,393,049	613,246	(48,334,992)
Deferred costs related to IPO	(1,487,976)	(207,713)	(9,451,329)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,905,073	405,533	5,385,959
NET INCREASE IN CASH AND CASH EQUIVALENTS	(3,154)	(440)	6,057,977
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT			37,457
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	4,437	619
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	¥ 1,283	$ 179	6,057,977
Parent company | Reportable Legal Entities | IPO
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO			54,481,760
Parent company | Reportable Legal Entities | Over-Allotment Option
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO			¥ 8,690,520